Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Clean Earth Acquisitions Corp [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 8.    Fair Value Measurements

Cash and marketable securities held in the Trust Account must be recorded on the balance sheet at fair value and are subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s condensed statements of operations.

The following table presents the fair value information, as of September 30, 2023, of the Company’s financial assets that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on dividend and interest income and market fluctuations in the value of invested marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy.

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

As of September 30, 2023	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$86,038,091	$—	$—

As of December 31, 2022	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$235,586,028	$—	$—

The tables below represent the carrying value, fair value and fair value hierarchy category of certain financial assets and liabilities that are recorded at fair value in the Company’s condensed balance sheets for the periods. The promissory notes with related parties are classified as Level 2 measurements as the inputs underlying the conversion options would largely be driven by the fair value of Class A common stock and Public Warrants for which quoted prices are observable in active markets.

As of September 30, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities
Promissory note – related party	$1,703,500	$1,703,500	$—	$1,703,500	$—

As of December 31, 2022	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities
Promissory note – related party	$806,170	$806,170	$—	$806,170	$—

Note 8. Fair Value Measurements

At December 31, 2022, the Company’s marketable securities held in the Trust Account were valued at $235,586,028. The cash and marketable securities held in the Trust Account must be recorded on the balance sheet at fair value and are subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations.

The following table presents the fair value information, as of December 31, 2022, of the Company’s financial assets that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on realized gains on U.S. Treasury Bills, reinvestments of dividend income on money market funds, and market fluctuations in the value of invested money market fund marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy.

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$235,586,028	$—	$—

Measurement

The Company established the initial fair value for the cash and marketable securities held in the Trust Account on February 28, 2022, the date of the consummation of the Company’s Initial Public Offering. As the cash was transferred to the Trust Account on February 28, 2022, the value at that date is the value of the cash transferred. Changes in fair value will result from dividend and interest income and market fluctuations in the value of invested marketable securities which will be reflected on each month end bank statement.